SUBORDINATED LIABILITIES - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	£ 14,261	£ 17,130
Proceeds from issue of subordinated liabilities	499	0	£ 0
Repurchases and redemptions during the year	(1,417)	(4,734)
Foreign exchange movements	(24)	18
Other movements (cash and non-cash)	(592)	837
At 31 December	£ 13,108	£ 14,261	£ 17,130
Borrowings, interest rate (in percent)	1.77%	2.28%	2.57%	1.77%	1.77%	2.28%	2.28%
Contract/ notional amount	£ 4,535,297	£ 7,600,981
Repayment of subordinated liabilities	(1,056)	(3,874)	£ (818)
Interest paid on subordinated liabilities	(1,303)	(1,095)	(1,178)
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (119)
Contract/ notional amount | $							$ 2,000
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Fixed to floating interest rate | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		12.00%				12.00%	12.00%
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (515)
Borrowings, interest rate (in percent)		13.00%				13.00%	13.00%
Contract/ notional amount		£ 700
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (111)
Borrowings, interest rate (in percent)		7.281%				7.281%	7.281%
Contract/ notional amount		£ 150
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (580)
Borrowings, interest rate (in percent)		6.85%				6.85%	6.85%
Contract/ notional amount | $							$ 1,000
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (284)
Borrowings, interest rate (in percent)		7.881%				7.881%	7.881%
Contract/ notional amount		£ 245
6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (8)
Borrowings, interest rate (in percent)	6.475%			6.475%	6.475%
Contract/ notional amount	£ 186
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (182)
Contract/ notional amount | $					$ 750
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Fixed to floating interest rate | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.413%			6.413%	6.413%
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (157)
Contract/ notional amount | $					$ 750
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Fixed to floating interest rate | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	6.657%			6.657%	6.657%
9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (79)
Borrowings, interest rate (in percent)	9.25%			9.25%	9.25%
Contract/ notional amount	£ 300
9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (14)
Borrowings, interest rate (in percent)	9.75%			9.75%	9.75%
Contract/ notional amount	£ 100
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (156)
Borrowings, interest rate (in percent)	7.754%			7.754%	7.754%
Contract/ notional amount	£ 150
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Increase through issues during the period	880	1,010
Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		275
Repurchases and redemptions during the year		£ (284)
Contract/ notional amount | €						€ 309
Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		4.50%				4.50%	4.50%
Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		£ 735
Contract/ notional amount		£ 1,309
Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		2.707%				2.707%	2.707%
Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (1,464)
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
Contract/ notional amount | €						€ 1,500
Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (370)
Contract/ notional amount		£ 350
Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million) | Fixed to floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		5.75%				5.75%	5.75%
Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (674)
Contract/ notional amount | $							$ 2,000
Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)		6.50%				6.50%	6.50%
Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (90)
Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount | €						€ 100
Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (239)
Borrowings, interest rate (in percent)		9.625%				9.625%	9.625%
Contract/ notional amount		£ 300
Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (4)
Borrowings, interest rate (in percent)		7.375%				7.375%	7.375%
Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		£ 500
Contract/ notional amount	£ 500
Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	1.985%			1.985%	1.985%
Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		380
Contract/ notional amount | $					$ 1,175
Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	3.369%			3.369%	3.369%
Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (200)
Borrowings, interest rate (in percent)	9.375%			9.375%	9.375%
Contract/ notional amount	£ 500
Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(145)
Contract/ notional amount | €				€ 160
Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million) | Fixed interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Borrowings, interest rate (in percent)	5.374%			5.374%	5.374%
Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (141)
Borrowings, interest rate (in percent)	6.00%			6.00%	6.00%
Contract/ notional amount | $					$ 750
Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ (94)
Contract/ notional amount | $					500
Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(121)
Contract/ notional amount | $					600
Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(24)
Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million) | Floating interest rate
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Contract/ notional amount | $							$ 250
Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(96)
Contract/ notional amount | $					$ 750
Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	962	902
Increase through issues during the period	0	0
Repurchases and redemptions during the year	(440)	0
Foreign exchange movements	15	(22)
Other movements (cash and non-cash)	(49)	82
At 31 December	488	962	902
Preference shares | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(8)
Preference shares | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(182)
Preference shares | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(157)
Preference shares | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(79)
Preference shares | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(14)
Preference shares | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares | Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preference shares | Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preference shares | Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preference shares | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	1,743	3,225
Increase through issues during the period	0	0
Repurchases and redemptions during the year	(156)	(1,609)
Foreign exchange movements	17	(59)
Other movements (cash and non-cash)	57	186
At 31 December	1,661	1,743	3,225
Preferred securities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(119)
Preferred securities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(515)
Preferred securities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(111)
Preferred securities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(580)
Preferred securities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(284)
Preferred securities | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(156)
Preferred securities | Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities | Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Preferred securities | Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Preferred securities | Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Preferred securities | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	509	517
Increase through issues during the period	0	0
Repurchases and redemptions during the year	(335)	0
Foreign exchange movements	0	15
Other movements (cash and non-cash)	0	(23)
At 31 December	174	509	517
Undated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated subordinated liabilities | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated subordinated liabilities | Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		0
Undated subordinated liabilities | Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Undated subordinated liabilities | Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Undated subordinated liabilities | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(94)
Undated subordinated liabilities | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(121)
Undated subordinated liabilities | Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(24)
Undated subordinated liabilities | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(96)
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
At 1 January	11,047	12,486
Increase through issues during the period	880	1,010
Repurchases and redemptions during the year	(486)	(3,125)
Foreign exchange movements	(56)	84
Other movements (cash and non-cash)	(600)	592
At 31 December	10,785	11,047	£ 12,486
Dated subordinated liabilities | 12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated subordinated liabilities | 13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated subordinated liabilities | 7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated subordinated liabilities | 6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated subordinated liabilities | 7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		0
Dated subordinated liabilities | 6.475% Non-cumulative Preference Shares callable 2024 (£186 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | 6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | 6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | 9.25% Non-cumulative Irredeemable Preference Shares (£300 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | 9.75% Non-cumulative Irredeemable Preference Shares (£100 million) | Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | 7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million) | Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | Dated subordinated liabilities | 4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		275
Repurchases and redemptions during the year		(284)
Dated subordinated liabilities | Dated subordinated liabilities | 2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		735
Dated subordinated liabilities | Dated subordinated liabilities | 6.5% Dated Subordinated Notes 2020 (€1,500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(1,464)
Dated subordinated liabilities | Dated subordinated liabilities | 5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(370)
Dated subordinated liabilities | Dated subordinated liabilities | 6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(674)
Dated subordinated liabilities | Dated subordinated liabilities | Subordinated Floating Rate Notes 2020 (€100 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(90)
Dated subordinated liabilities | Dated subordinated liabilities | 9.625% Subordinated Bonds 2023 (£300 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(239)
Dated subordinated liabilities | Dated subordinated liabilities | 7.375% Dated Subordinated Notes 2020
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(4)
Dated subordinated liabilities | Dated subordinated liabilities | 1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		500
Dated subordinated liabilities | Dated subordinated liabilities | 3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Proceeds from issue of subordinated liabilities		380
Dated subordinated liabilities | Dated subordinated liabilities | 9.375% Subordinated Bonds 2021 (£500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(200)
Dated subordinated liabilities | Dated subordinated liabilities | 5.374% Subordinated Fixed Rate Notes 2021 (€160 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (145)
Dated subordinated liabilities | Dated subordinated liabilities | 6% Subordinated Notes 2033 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	(141)
Dated subordinated liabilities | Undated subordinated liabilities | Series 2 (US$500 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | Undated subordinated liabilities | Series 3 (US$600 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | Undated subordinated liabilities | Floating Rate Primary Capital Notes (US$250 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	0
Dated subordinated liabilities | Undated subordinated liabilities | Series 1 (US$750 million)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	£ 0